KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE

YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)

INVESCO Value Funds

Intermediate Government Bond Fund

Total Return Fund

Value Equity Fund





SEMI-

ANNU

AL



INVESCO





SEMIANNUAL REPORT / February 28, 1999

SHAREHOLDERS IN INVESCO  INTERMEDIATE  GOVERNMENT  BOND FUND,  TOTAL RETURN
FUND AND VALUE EQUITY FUND RECENTLY RECEIVED IMPORTANT PROXY INFORMATION. PLEASE BE SURE TO READ THE PROXY CAREFULLY AND VOTE PROMPTLY ON ALL ISSUES.


INTERMEDIATE GOVERNMENT
BOND FUND (PAGE 3)
AVERAGE ANNUAL TOTAL RETURN,
PERIODS ENDED 2/28/99(1)

6 months                 1.47%
------------------------------
1 year                   5.56%
------------------------------
5 years                  5.77%
------------------------------
10 years                 7.61%

TOTAL RETURN FUND
AVERAGE ANNUAL TOTAL RETURN,
PERIODS ENDED 2/28/99(1)

6 months                 13.05%
-------------------------------
1 year                    6.53%
-------------------------------
5 years                  15.69%
-------------------------------
10 years                 13.89%

VALUE EQUITY FUND
AVERAGE ANNUAL TOTAL RETURN,
PERIODS ENDED 2/28/99(1)

6 months                 21.64%
-------------------------------
1 year                    4.55%
-------------------------------
5 years                  18.03%
-------------------------------
10 years                 14.87%

Graph:
      This  line  graph  represents  a  comparison  of the  value  of a  $10,000 investment in the Intermediate Government Bond Fund to the value of a $10,000 investment in the Lehman Government Bond-Intermediate Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the Total Return Fund to the value of a $10,000 investment in the Lehman Government/Corporate Bond Index and S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the Value Equity Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.


The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year period ended 2/28/99. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.) (1)(2)

INTERMEDIATE GOVERNMENT BOND FUND

Your Fund's Performance:  A Report from the Manager
--------------------------------------------------------------------------------

Dear Shareholder:

Our fund turned in a modest gain over the past six months, although it mirrored in reverse the performance of the equity markets. As investors sought haven in low-risk government securities late last summer, our fund moved up strongly.
Falling interest rates as a result of monetary easing also helped us considerably. Early this year, however, we surrendered some of these gains as concerns about inflation briefly resurfaced.

For the six months ended February 28, 1998, the value of your investment in Intermediate Government Bond Fund rose 1.47%. This can be compared to the Lehman Government Bond-Intermediate Index, which rose 1.63%. (Of course, past performance is not a guarantee of future results.)(1),(2)

BETWEEN FLASHING YELLOW AND RED
Of course, the largest question for intermediate government bond investors is what will happen with interest rates in the near future. We might say that our gauge for the future direction of rates is somewhere between flashing yellow and red. Although a tight labor market has yet to have an effect on producer prices, the question as to whether this can last becomes more urgent with each passing calendar quarter. Also, the seeming reversal in the world financial situation might well lead the Federal Reserve Board to reconsider its monetary easing last fall.

Should these signals move fully into the red, we will seek to reposition the fund without compromising its intermediate-term focus. We will also continue to take advantage of other strategies to defend net asset value while boosting yields. Mortgage-backed securities, for example, have recently offered an attractive premium for the fund.

/s/ James Baker

James Baker
Portfolio Manager

--------------------------------------------------------------------------------
FUND MANAGER

JAMES BAKER, CFA
JIM BAKER EARNED HIS BA FROM MERCER UNIVERSITY, AND BEFORE JOINING INVESCO WAS ASSOCIATED WITH WILLIS INVESTMENT COUNSEL, MORGAN KEENAN, AND DREXEL BURNHAM LAMBERT. JIM IS ASSISTED BY RALPH H. JENKINS, JR., WHO EARNED A BBC FROM AUBURN UNIVERSITY AND AN MA FROM THE UNIVERSITY OF ALABAMA. RALPH BEGAN HIS INVESTMENT CAREER IN 1969.

TOTAL RETURN FUND

Your Fund's Performance: A Report from the Manager
-------------------------------------------------------------------------------

Dear Shareholder:

The avoidance of risk is the hallmark of our fund, and this past year many investors around the world followed suit. Some emerging markets and small-company investors were swamped by the tide of volatile global markets, while other technology and large-company investors rode the crest to new highs.

Shares in Total Return Fund rose 13.05% over the past six months. This return fell in between those of the S&P 500 Index, which rose 30.27%, and the Lehman Government/ Corporate Bond Index, which rose 1.26%. (Of course, past performance is not a guarantee of future results.)(1),(2)

THE FLIGHT TO QUALITY
As balanced fund managers who invest in both bonds and equities, we hope to profit from upward movements in both asset classes, while using gains in one to offset occasional losses in the other. Usually, we expect our bond portfolio to have relatively modest yet stable returns, and to outperform our stock holdings in years when the major equity indexes move lower. This year, however, our bond portfolio enjoyed quite solid returns. We benefited substantially from the so-called "flight to quality" late last summer, when investors sought haven from financial crisis in secure government bonds. Continually falling interest rates, due to reduced inflationary concerns, also helped our holdings. (Although, again, past performance is no guarantee of future results.)

Unfortunately, our stock portfolio did not match this performance, even though some of the most-watched indexes moved dramatically higher. In large part, this was due to our focus on value-oriented stocks in traditional sectors. Because these stocks have low price-to-earnings ratios, we view them as less risky, when chosen properly. Yet in recent months investors have tended to punish companies in industries such as chemicals, paper, and steel production, fearing that the problems abroad and a slowdown at home might hurt their profits.

ENCOURAGING CONDITIONS FOR THE FUTURE
Although equity performance was moderately disappointing, we see reasons to continue with our strategy for the future. First, value stocks often tend to perform better than growth stocks in declining markets. While no one can infallibly predict the future direction of stocks or bonds, a degree of caution appears warranted after several years of strong equity gains. Second, many stocks in our portfolio should benefit if calm returns to world markets. A turnaround in Asia, for example, would help many of the companies we invest in which export to that region.

I will look forward to reporting to you in six months.


/s/ Edward C. Mitchell, Jr.

Edward Mitchell
Portfolio Manager,
Chairman, INVESCO Capital Management

--------------------------------------------------------------------------------
FUND MANAGER

EDWARD C. MITCHELL, JR., CFA
EDWARD C. MITCHELL, THE CHAIRMAN OF INVESCO CAPITAL MANAGEMENT, EARNED HIS BA FROM THE UNIVERSITY OF VIRGINIA, AND AN MBA FROM THE UNIVERSITY OF COLORADO. ED BEGAN HIS INVESTMENT CAREER IN 1969 AND IS A CHARTERED FINANCIAL ANALYST. HE IS ASSISTED BY DAVID S. GRIFFIN, WHO BEGAN HIS INVESTMENT CAREER IN 1982. A CHARTERED FINANCIAL ANALYST, DAVID HOLDS AN MBA FROM THE COLLEGE OF WILLIAM & MARY, AND A BA FROM OHIO WESLEYAN UNIVERSITY.

VALUE EQUITY FUND

Your Fund's Performance: A Report from the Manager
--------------------------------------------------------------------------------
Dear Shareholder:

Generally, this has been a frustrating period for those of us who favor a "value" approach to stock selection. Despite strong gains on the broad indexes, the market has largely ignored companies with low price-to-earnings ratios. In general, we can talk about a "valuation gap" that has arisen between growth stocks and their value counterparts. While undeniably frustrating in the short term, we believe this gap actually creates encouraging signs for the future.

Indeed, our performance over the past six months was quite strong. For the six-month period ending February 28, 1999, the value of your investment rose 21.64%. This can be compared to the S&P 500, which rose 30.27% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

This gain, while substantial, resulted in only a modest advance for the year ended February 28, 1999. While large growth company stocks have rebounded strongly from the lows of late last summer, value stocks have come back in fits and starts. For all of 1998, the S&P/BARRA Value Index rose only 14.7%.(1) Overall, we might say that investors have been interested in these stocks only when they have been most optimistic about the economy.

EXPLAINING THE VALUATION GAP
To understand why, it may be helpful to clarify some of the characteristics of value stocks. Generally, the markets attach low valuations to companies when they appear to have only modest prospects for future earnings growth. Investors may determine that a company is not a leader in its industry, that it has some serious long-term problems, or that its market is not likely to grow much in the future. To some, these same factors mean that economic problems will hurt these firms more quickly and more drastically than others.

Thus, troubles overseas, declines in commodity prices, or other negative economic news have quickly dampened enthusiasm for companies with apparently modest earning potential. This has been particularly true of companies in so-called traditional sectors such as utilities, energy, and industrial cyclicals. Instead, investors have focused on technology and other sectors that have seemed less vulnerable to global economic turmoil.

CHALLENGING CONVENTIONAL WISDOM
Successful value investing relies on challenging such conventional wisdom. We are investing in companies that appear to us to have stronger prospects than the market presently recognizes. This takes extensive research, of course. It also takes the patience to wait until the market recognizes those prospects.

The market's recent relative disdain for value investing--the valuation gap--creates encouraging conditions for the patient investor. Over the past several months, we have been buying stocks that are quite inexpensive on a relative basis. While a broad market downturn could still hurt these stocks, the upside potential appears substantial.

I look forward to reporting to you again in six months.

/s/ Michael C. Harhai

Michael C. Harhai
Portfolio Manager

--------------------------------------------------------------------------------
FUND MANAGER

MICHAEL C. HARHAI, CFA
MICHAEL C. HARHAI MANAGES VALUE EQUITY FUND. MIKE HAS A BA FROM THE UNIVERSITY OF SOUTH FLORIDA AND AN MBA FROM THE UNIVERSITY OF CENTRAL FLORIDA. A CHARTERED FINANCIAL ANALYST, HE BEGAN HIS CAREER IN 1972. HE IS ASSISTED BY TERRENCE IRRGANG, A 17-YEAR VETERAN OF THE INVESTMENT BUSINESS. HE EARNED A BA FROM GETTYSBURG COLLEGE AND AN MBA FROM TEMPLE UNIVERSITY.

INVESCO  /  SEMIANNUAL REPORT  /  FEBRUARY 1999
Moving Forward
--------------------------------------------------------------------------------
MARKET HEADLINES: SEPTEMBER 1998-FEBRUARY 1999
If the last few months of 1998 were a time of healing for financial markets, it was indeed a dramatic recovery--at least for some indexes. The worldwide financial crisis set off in the previous summer by the Russian loan default and other factors persisted through September. Given October's notorious reputation in financial circles, many feared for the worst as we entered that month. Yet beginning in early October, investors began to return to select domestic and overseas markets.

Leading the way back were the Federal Reserve Board and other major central banks. A series of interest rate cuts by the banks of most of the industrialized Western nations restored confidence and liquidity to the markets. Many large-company stocks, led by those in sectors such as technology and health care, vaulted back to exceed the highs of the previous spring. Even some Asian markets, most notably South Korea, recovered as well.

But had the markets truly healed? Many small-company stocks continued to languish well below their highs. Meanwhile, many foreign markets remained unable to make a clean break upward. Indeed, after experimenting with a recovery, Latin American markets plunged back to new lows following the currency crisis in Brazil.

Other pockets of the market experienced nagging pain. The "flight to quality" and interest rate cuts helped the prices of low-risk bonds such as Treasuries, but the high-yield fixed-income market saw buyers evaporate. Commodity prices continued to slide lower, which provided a boon to American consumers while taking a toll on commodity producers such as energy firms.

By the beginning of 1999, however, most investors' attention was focused on the remarkable performance of large technology stocks and other favored names. Continuing strong growth in the United States, rapid technological change, and the remarkable absence of inflation appeared an ideal environment for the best-positioned firms. A cartoon in THE WALL STREET JOURNAL laid out the equation as many saw it: Alan Greenspan plus the personal computer equals continuing prosperity.

YEAR 2000 COMPUTER ISSUE.
Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

INVESCO  /  SEMIANNUAL REPORT / FEBRUARY 1999

Moving Forward
--------------------------------------------------------------------------------
A REVIEW AND STRATEGY SESSION WITH INVESCO'S VALUE
FUND MANAGERS

ED, YOU USE A TOP-DOWN ASSET ALLOCATION APPROACH FOR TOTAL RETURN FUND. COULD YOU OUTLINE THIS STRATEGY?

ED MITCHELL: Our approach starts with a mathematical model that we have been developing since the late 1970s. Basically, we analyze the spreads between
effective  yields  on  bonds  and  equities,   and  then  adjust  the  portfolio
accordingly. On an individual stock basis, however, we rely on bottom-up analysis; there are just too many factors that will slip through a stock screen.

JIM USES ANOTHER MODEL, ONE BASED ON INFLATION-ADJUSTED YIELDS FOR INTERMEDIATE GOVERNMENT BOND FUND. WHAT IS THE ADVANTAGE OF SUCH MODELS?

ED MITCHELL: For one thing, they impose discipline on your investing, which is a valuable tool in any fund--and especially one that shareholders are using to help moderate the swings in their portfolios. Clearly, over the past year the markets have behaved in unusual ways, and this has not been a friendly environment for our approach. Still, if you have faith in the long-term characteristics of the market, you have to assume that these characteristics will resurface.

WHAT ARE SOME OF THOSE UNUSUAL BEHAVIORS?

MIKE HARHAI: One unusual phenomenon would have to be the extremely low prices of most basic commodities in the midst of economic expansion. The twin forces of global overcapacity and recession in Asia have hammered energy prices, for example. Yet many energy companies appear to us to present valuable opportunities, and there is no doubt that the production of energy will remain a key component of the economy. In other words, I find it hard to believe that commodities producers will remain as small a part of the total market--both in dollar and investor psychology terms--as they are now.

WHAT MIGHT BE AN EXAMPLE OF A GOOD ENERGY COMPANY THAT IS PREPARING FOR THE FUTURE?

MIKE HARHAI: One stock we hold in both Total Return Fund and Value Equity Fund is Repsol SA, which is also Spain's largest industrial company. It is a fully integrated oil and gas enterprise that has produced some solid returns for us.

ON A MORE NEGATIVE NOTE, ONE RECENT ANOMOLY MIGHT BE LOW INTEREST RATES. WILL THEY MIGRATE HIGHER?

JAMES BAKER: They well might, although it does not yet make sense to be too pessimistic. Certainly, the continuing expansion in the U.S., the easing of conditions overseas, and other factors are pointing to the Federal Reserve's raising rates a bit. On the other hand, recent improvements in productivity have been quite impressive, which may mean that companies can absorb some production cost increases without raising prices.

                        ----------------------------------

Investors should keep in mind that, because these funds are actively managed, holdings will change ~over time.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

(2)THE S&P 500 IS AN UNMANAGED INDEX CONSIDERED ~INDICATIVE OF THE BROAD U.S. STOCK MARKET, WHILE THE S&P/BARRA VALUE INDEX REFLECTS VALUE STOCKS. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX ARE UNMANAGED INDEXES OF SECURITIES CONSIDERED TO BE REPRESENTATIVE OF THE OVERALL DOMESTIC FIXED-INCOME AND INTERMEDIATE-TERM GOVERNMENT BOND MARKETS, RESPECTIVELY.

TEN LARGEST COMMON STOCK HOLDINGS
INVESCO VALUE TRUST FUNDS, INC.
FEBRUARY 28, 1999

UNAUDITED


DESCRIPTION                                                      VALUE
-------------------------------------------------------------------------------
TOTAL RETURN FUND
British Telecommunications PLC Sponsored ADR
 Representing 10 Ord Shrs                                     $ 52,687,500
Nucor Corp                                                      40,106,250
Schering-Plough Corp                                            39,156,250
Hanson PLC Sponsored ADR Representing 5 Ord Shrs                36,562,500
Morgan Stanley Dean Witter & Co                                 36,200,000
Compaq Computer                                                 35,250,000
International Business Machines                                 34,000,000
Hewlett-Packard Co                                              33,218,750
Electronic Data Systems                                         32,550,000
Bristol-Myers Squibb                                            31,484,375


VALUE EQUITY FUND
Lowe's Cos                                                    $ 10,569,487
Oracle Corp                                                      9,744,600
Sun Microsystems                                                 9,721,519
Rite Aid                                                         9,681,750
Fannie Mae                                                       9,555,000
Merck & Co                                                       9,450,300
Schering-Plough Corp                                             9,397,500
Southwest Airlines                                               8,748,300
Dun & Bradstreet                                                 7,877,500
Ford Motor                                                       7,627,587


Composition of holdings is subject to change.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VALUE TRUST FUNDS, INC.
FEBRUARY 28, 1999

UNAUDITED
                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

INTERMEDIATE GOVERNMENT BOND FUND
83.52   FIXED INCOME SECURITIES
48.67   US GOVERNMENT OBLIGATIONS
        US Treasury Bonds, 9.250%, 2/15/2016     $     500,000    $   684,219
        US Treasury Notes
          8.750%, 8/15/2000                      $   2,000,000      2,100,626
          7.500%, 5/15/2002                      $   1,450,000      1,544,704
          6.375%, 3/31/2001                      $   2,200,000      2,252,250
          6.375%, 9/30/2001                      $     850,000        873,641
          6.375%, 8/15/2002                      $   1,600,000      1,654,501
          6.250%, 1/31/2002                      $   2,000,000      2,055,000
          6.250%, 2/15/2003                      $   2,000,000      2,066,876
          5.750%, 11/30/2002                     $   1,500,000      1,522,969
          5.750%, 8/15/2003                      $   2,000,000      2,033,750
          5.500%, 2/15/2008                      $     200,000        202,188
===============================================================================
          TOTAL US GOVERNMENT OBLIGATIONS (Cost $16,813,805)       16,990,724
===============================================================================
34.85     US GOVERNMENT AGENCY OBLIGATIONS
          Fannie Mae, Gtd Mortgage Pass-Through
            Certificates
              7.000%, 1/1/2028                   $     831,506        842,632
              6.500%, 2/1/2028                   $     852,070        846,566
              6.000%, 5/15/2008                  $   2,000,000      2,021,714
              6.000%, 5/1/2009                   $     684,001        681,805
          Federal Farm Credit Bank, Medium-Term Notes
              6.320%, 10/12/2010                 $     500,000        510,939
          Federal Home Loan Bank
              5.675%, 8/18/2003                  $   1,000,000        997,977
          Freddie Mac
            Gold Participation Certificates
              8.000%, 10/1/2010                  $     524,315        541,858
              7.000%, 6/1/2028                   $     884,832        896,485
              6.500%, 7/1/2001                   $     470,921        475,762
            Notes
              6.950%, 4/1/2004                   $   2,000,000      2,105,336
          Government National Mortgage
           Association I
            Pass-Through Certificates
             7.500%, 3/15/2026                   $     801,037        824,692
             7.000%, 10/15/2008                  $     440,709        453,529
             6.500%, 10/15/2008                  $     435,315        442,202

                                                    SHARES OR
                                                    PRINCIPAL
 %       DESCRIPTION                                   AMOUNT          VALUE

             6.000%, 11/15/2008                  $     524,550   $    525,709
===============================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Cost $12,203,777) 12,167,206
===============================================================================
         TOTAL FIXED INCOME SECURITIES (Cost $29,017,582)          29,157,930
===============================================================================
16.48    SHORT-TERM INVESTMENTS
8.87     US GOVERNMENT OBLIGATIONS
          US Treasury Notes, 8.500%, 2/15/2000
            (Cost $3,085,287)                    $ 3,000,000        3,096,564
===============================================================================
7.61        REPURCHASE AGREEMENTS
      Repurchase  Agreement  with State Street dated  2/26/1999  due 3/1/1999 at
        4.720%, repurchased at $2,659,134 (Collaterized by US Treasury Bonds, due 1/15/2007 at 3.375%, value
        $2,711,887) (Cost $2,656,000)            $ 2,656,000        2,656,000
===============================================================================
        TOTAL SHORT-TERM INVESTMENTS (Cost $5,741,287)              5,752,564
===============================================================================
100.00    TOTAL INVESTMENT SECURITIES AT VALUE
          (Cost $34,758,869)(a)                                  $  4,910,494
===============================================================================


TOTAL RETURN FUND
65.29    COMMON STOCKS
2.45     AEROSPACE & DEFENSE
         Boeing Co                                   450,000     $ 16,003,125
         Lockheed Martin                             650,000       24,496,875
         Precision Castparts                         454,100       16,858,462
         Raytheon Co Class B                         400,000       21,375,000
===============================================================================
                                                                   78,733,462

0.56 AIRLINES
         Southwest Airlines                          600,000       18,075,000
===============================================================================
1.20 AUTO PARTS
         Cooper Tire & Rubber                        750,000       14,812,500
         Genuine Parts                               800,000       23,950,000
===============================================================================
                                                                   38,762,500

0.92 AUTOMOBILES
         Ford Motor                                  500,000       29,656,250
===============================================================================
3.26 BANKS
         Bank One                                    486,000       26,122,500
         BankAmerica Corp                            330,000       21,553,125
         First Union                                 300,000       15,993,750
         National City                               405,000       28,299,375
         Wachovia Corp                               154,000       13,099,625
===============================================================================
                                                                  105,068,375

0.60 BEVERAGES
        Anheuser-Busch Cos                           250,000       19,171,875
===============================================================================

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

1.26     BUILDING MATERIALS
         Lowe's Cos                                 400,000      $  23,725,000
         Sherwin-Williams Co                        700,000         16,843,750
===============================================================================
                                                                    40,568,750

2.65     CHEMICALS
         Dow Chemical                               200,000         19,675,000
         Great Lakes Chemical                       600,000         23,362,500
         Morton International                       700,000         25,287,500
         Nalco Chemical                             600,000         16,875,000
===============================================================================
                                                                    85,200,000

4.14 COMPUTER RELATED
         Adaptec Inc(b)                             600,000         11,962,500
         Compaq Computer                          1,000,000         35,250,000
         Computer Associates International          450,000         18,900,000
         Hewlett-Packard Co                         500,000         33,218,750
         International Business Machines            200,000         34,000,000
===============================================================================
                                                                   133,331,250

1.82 CONGLOMERATES
         Fortune Brands                             300,000          9,037,500
         Hanson PLC Sponsored ADR
          Representing 5 Ord Shrs                   900,000         36,562,500
         National Service Industries                400,000         12,850,000
===============================================================================
                                                                    58,450,000

0.90 DISTRIBUTION
         Supervalu Inc                            1,200,000         28,875,000
===============================================================================
3.72 ELECTRIC UTILITIES
         DTE Energy                                 700,000         27,650,000
         Edison International                       600,000         15,300,000
         Entergy Corp                             1,000,000         28,250,000
         GPU Inc                                    500,000         19,937,500
         Unicom Corp                                800,000         28,450,000
===============================================================================
                                                                   119,587,500

1.63 ELECTRICAL EQUIPMENT
         General Electric                           300,000         30,093,750
         Grainger (W W) Inc                         500,000         22,250,000
===============================================================================
                                                                    52,343,750

0.82 ELECTRONICS -- SEMICONDUCTOR
         Conexant Systems(b)                        250,000          4,250,000
         Rockwell International                     500,000         22,218,750
===============================================================================
                                                                    26,468,750

1.43 FOODS
         Archer-Daniels-Midland Co                  892,500         13,499,063
         Heinz (H J) Co                             200,000         10,887,500
         Unilever NV New York Registered Shrs       300,000         21,731,250
===============================================================================
                                                                    46,117,813

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

0.53 HARDWARE & TOOLS
         Snap-On Inc                                600,000      $  16,950,000
===============================================================================
5.80 HEALTH CARE DRUGS -- PHARMACEUTICALS
         Abbott Laboratories                        350,000         16,253,125
         American Home Products                     400,000         23,800,000
         Bristol-Myers Squibb                       250,000         31,484,375
         Columbia/HCA Healthcare                  1,300,000         23,237,500
         Lilly (Eli) & Co                           300,000         28,406,250
         Merck & Co                                 300,000         24,525,000
         Schering-Plough Corp                       700,000         39,156,250
===============================================================================
                                                                   186,862,500

0.75 HOUSEHOLD FURNTITURE & APPLIANCES
         Shaw Industries(b)                         400,000          8,775,000
         Whirlpool Corp                             350,000         15,225,000
===============================================================================
                                                                    24,000,000

4.83 INSURANCE
         American General                         300,000           21,975,000
         Lincoln National                         200,000           18,937,500
         Loews Corp                               400,000           31,275,000
         MGIC Investment                          700,000           23,843,750
         Ohio Casualty                            650,000           26,243,750
         Old Republic International               700,000           13,168,750
         SAFECO Corp                              500,000           20,093,750
===============================================================================
                                                                   155,537,500

0.73 INSURANCE BROKERS
         Marsh & McLennan                         330,000           23,368,125
===============================================================================
1.12 INVESTMENT BANK/BROKER FIRM
         Morgan Stanley Dean Witter & Co          400,000           36,200,000
===============================================================================
1.25 IRON & STEEL
         Nucor Corp                               900,000           40,106,250
===============================================================================
1.64 MACHINERY
         Caterpillar Inc                          500,000           22,781,250
         Deere & Co                               500,000           16,343,750
         Dover Corp                               400,000           13,600,000
===============================================================================
                                                                    52,725,000
2.50 MANUFACTURING
         Federal Signal                           600,000           14,062,500
         Illinois Tool Works                      350,000           24,062,500
         Minnesota Mining & Manufacturing         200,000           14,812,500
         Textron Inc                              120,000            9,360,000
         York International                       500,000           18,125,000
===============================================================================
                                                                    80,422,500

0.45 METALS MINING
         Phelps Dodge                             300,000           14,550,000
===============================================================================

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

1.38     OFFICE EQUIPMENT & SUPPLIES
         Ikon Office Solutions                      1,200,000    $  16,950,000
         Xerox Corp                                   500,000       27,593,750
===============================================================================
                                                                    44,543,750

3.17     OIL & GAS RELATED
         Exxon Corp                                   300,000       19,968,750
         Norsk Hydro A/SA Sponsored
          DR Representing Ord Shrs                    750,000       25,453,125
         Repsol SA Sponsored ADR
          Representing Ord Shrs                       450,000       23,625,000
         Royal Dutch Petroleum
          New York Registry 1.25 Gldr Shrs            260,000       11,407,500
         Yacimientos Petroliferos
          Fiscades SA Sponsored ADR
         Representing Class D Shrs                    750,000       21,750,000
===============================================================================
                                                                   102,204,375

0.61     PAPER & FOREST PRODUCTS
         Kimberly-Clark Corp                          250,000       11,812,500
         Westvaco Corp                                350,000        7,831,250
===============================================================================
                                                                    19,643,750

1.04     POLLUTION CONTROL
         Browning-Ferris Industries                   500,000       15,750,000
         Waste Management                             362,500       17,717,188
===============================================================================
                                                                    33,467,188
0.55     PUBLISHING
         Gannett Co                                   280,000       17,780,000
===============================================================================
0.73     RAILROADS
         CSX Corp                                     600,000       23,550,000
===============================================================================
2.07     RETAIL
         Dillard's Inc Class A                        650,000       16,168,750
         K mart Corp(b)                               500,000        8,750,000
         Penney (J C) Co                              600,000       21,675,000
         Rite Aid                                     350,000       14,481,250
         Toys "R" Us(b)                               400,000        5,650,000
===============================================================================
                                                                    66,725,000

1.81     SERVICES
         Dun & Bradstreet                             750,000       25,687,500
         Electronic Data Systems                      700,000       32,550,000
===============================================================================
                                                                    58,237,500

0.68     SPECIALTY PRINTING
         Deluxe Corp                                  650,000       22,018,750
===============================================================================
1.64     TELECOMMUNICATIONS  --  LONG  DISTANCE
         British Telecommunications PLC
          Sponsored ADR
          Representing 10 Ord Shrs                    300,000       52,687,500
===============================================================================
2.11     TELEPHONE
         Bell Atlantic                                300,000       17,231,250
         SBC Communications                           527,040       27,867,240

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

         Telefonos de Mexico SA de
          CV Sponsored ADR
          Representing 20 Series L Shrs                400,000   $ 22,875,000
===============================================================================
                                                                   67,973,490

1.53     TEXTILE -- APPAREL MANUFACTURING
         Liz Claiborne                                 500,000     16,843,750
         Unifi Inc                                     700,000      8,443,750
         VF Corp                                       500,000     24,062,500
===============================================================================
                                                                   49,350,000

1.01     TOBACCO
         Gallaher Group PLC Sponsored
          ADR Representing 4 Ord Shrs                  250,000      6,968,750
         Philip Morris                                 650,000     25,431,250
===============================================================================
                                                                   32,400,000
         TOTAL COMMON STOCKS (Cost $1,522,917,609)              2,101,713,453
===============================================================================
29.51    FIXED INCOME SECURITIES
13.69    US GOVERNMENT OBLIGATIONS
         US Treasury Bonds
          9.375%, 2/15/2006                      $  38,750,000     47,589,844
          9.250%, 2/15/2016                      $  20,800,000     28,463,510
          8.125%, 8/15/2019                      $  20,800,000     26,409,510
          7.625%, 2/15/2025                      $  23,000,000     28,599,073
          7.250%, 8/15/2022                      $  16,800,000     19,776,758
         US Treasury Notes
          8.750%, 8/15/2000                      $  25,000,000     26,257,824
          8.000%, 5/15/2001                      $  20,500,000     21,691,562
          6.500%, 8/15/2005                      $  29,300,000     31,030,545
          6.375%, 8/15/2002                      $  23,750,000     24,558,995
          6.250%, 2/15/2003                      $  43,300,000     44,747,864
          6.125%, 8/15/2007                      $  51,000,000     53,374,711
          5.750%, 8/15/2003                      $  27,300,000     27,760,687
          5.500%, 2/15/2008                      $  40,000,000     40,437,518
         US Treasury Security Stripped Interest
          Payment Generic Tint Payment,
          Zero Coupon, 8/15/2003                 $  25,250,000     20,029,284
===============================================================================
            TOTAL US GOVERNMENT OBLIGATIONS (Cost $423,875,809)   440,727,685
===============================================================================
4.42     US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
         Gtd Mortgage Pass-Through Certificates
            8.500%, 3/1/2010                     $   3,486,321      3,641,183
            8.000%, 7/1/2024                     $   4,248,848      4,421,776
            7.500%, 8/1/2007                     $   1,011,749      1,043,264
            7.500%, 7/1/2024                     $   7,983,986      8,214,084
            7.000%, 9/1/2027                     $  13,889,973     14,062,875
            7.000%, 12/1/2027                    $   7,912,829      8,018,702
            6.500%, 5/1/2026                     $   6,058,183      6,023,893
            6.000%, 5/1/2009                     $   6,852,167      6,830,170

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT      VALUE

         Medium-Term Notes
            6.060%, 10/8/2002                    $   20,000,000  $ 20,260,559
         Freddie Mac, Gold Participation
          Certificates
            8.000%, 10/1/2010                    $    2,446,803     2,528,673
            8.000%, 5/1/2024                     $    3,862,542     4,026,545
            7.500%, 12/1/2026                    $    6,074,517     6,236,038
            7.000%, 4/1/2028                     $   10,187,673    10,321,843
            6.500%, 7/1/2001                     $    3,296,449     3,330,337
            6.500%, 1/1/2029                     $   14,987,257    14,904,527
         Government National Mortgage
          Association I
          Pass-Through Certificates
            7.500%, 3/15/2026                    $    3,738,174     3,848,562
            7.000%, 10/15/2008                   $      644,896       663,656
            7.000%, 12/15/2022                   $      165,699       168,346
            7.000%, 12/15/2025                   $    7,090,702     7,197,133
            6.500%, 10/15/2008                   $      652,973       663,303
            6.500%, 12/15/2028                   $   15,114,848    15,036,400
            6.000%, 11/15/2008                   $      786,824       788,563
===============================================================================
         TOTAL US GOVERNMENT AGENCY
          OBLIGATIONS          (Cost $141,306,272)                142,230,432
===============================================================================
1.03 ASSET-BACKED SECURITIES
1.03 CONSUMER FINANCE
      Chase Manhattan Credit Card Master
       Trust Series 1996-3, Class A,
       7.040%, 2/15/2005                         $   18,000,000    18,519,480
      Discover Card Master Trust I,
       Series 1998-7 Class A, 5.600%,
       5/16/2006                                 $   15,000,000    14,815,050
===============================================================================
         TOTAL ASSET-BACKED SECURITIES (Cost $33,775,046)          33,334,530
===============================================================================
9.84 CORPORATE BONDS
0.95 AUTOMOBILES
      Ford Motor Notes, 6.500%, 8/1/2018         $   15,000,000    14,842,438
      General Motors Acceptance
         Global Bonds, 5.500%, 1/14/2002         $   10,000,000     9,909,270
         Notes, 6.125%, 1/22/2008                $    6,000,000     5,944,458
===============================================================================
                                                                   30,696,166

2.39 BANKS
      ABN Amro Bank NV, Sub Notes
        7.550%, 6/28/2006                        $   15,000,000    15,896,894
        6.625%, 10/31/2001                       $    5,000,000     5,064,754
      BankAmerica Corp, Sub Notes,
       6.875%, 6/1/2003                          $    4,000,000     4,111,332
      National City, Sub Notes,
       7.200%, 5/15/2005                         $    2,000,000     2,094,834
      Norwest Financial, Sr Notes,
       5.625%, 2/3/2009                          $   16,000,000    15,271,199
      SunTrust Banks, Sr Notes,
       6.250%, 6/1/2008                          $   17,250,000    17,247,618
      Wachovia Bank, Medium-Term Notes,
       Series 3 7.000%, 10/17/2008               $    7,000,000     7,389,375
      Wachovia Corp, Sub Notes,
       6.250%, 8/4/2008                          $   10,000,000    10,024,910
===============================================================================
                                                                   77,100,916

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

0.60     BEVERAGES
         Anheuser-Busch Cos, Notes,
          5.375%, 9/15/2008                      $    20,000,000 $  19,374,500
===============================================================================
0.18     CHEMICALS
         Eastman Chemical, Notes,
          6.375%, 1/15/2004                      $     6,000,000     5,904,509
===============================================================================
0.47     COMMUNICATIONS -- EQUIPMENT &
          MANUFACTURING
         Motorola Inc, Notes, 6.500%,
          3/1/2008                               $    15,000,000    15,293,278
===============================================================================
0.42     ELECTRIC UTILITIES
         Duke Energy, Medium-Term Notes
          6.125%, 7/22/2003                      $     2,900,000     2,910,602
         National Rural Utilities,
          Secured Collateral Trust 6.550%,
          11/1/2018                              $    10,500,000    10,478,106
===============================================================================
                                                                    13,388,708

0.74     FINANCIAL
         Associates Corp of North America,
          Sr Notes 6.375%, 10/15/2002            $     5,000,000     5,036,414
          5.500%, 2/15/2004                      $    15,000,000    14,673,269
         Commercial Credit, Notes,
          6.375%, 9/15/2002                      $     4,000,000     4,038,711
===============================================================================
                                                                    23,748,394

1.18     FOODS
         CPC International
         Medium-Term Notes, Series D
          6.875%, 10/15/2003                     $     3,000,000     3,143,640
         Notes, Series C, 6.150%,
          1/15/2006                              $    15,000,000    15,103,798
         Campbell Soup, Notes
          6.900%, 10/15/2006                     $     5,000,000     5,326,395
          4.750%, 10/1/2003                      $    15,000,000    14,476,618
===============================================================================
                                                                    38,050,451

0.31     HEALTH CARE RELATED
         Guidant Corp, Notes,
          6.150%, 2/15/2006                      $    10,000,000     9,854,419
===============================================================================
0.16     INSURANCE
         CNA Financial, Notes,
          6.450%, 1/15/2008                      $     5,300,000     5,050,438
===============================================================================
0.37     LEISURE TIME
         Carnival Corp, Notes,
          6.150%, 4/15/2008                      $    12,000,000    11,755,104
===============================================================================
0.36     MACHINERY
         Cooper Industries,
          Medium-Term Notes, Series 3
          6.375%, 5/8/2008                       $    11,600,000    11,661,712
===============================================================================
0.37     MANUFACTURING
         Tyco International Group SA,
          Gtd Notes 6.125%, 1/15/2009            $    12,000,000    11,759,326
===============================================================================
0.28     NATURAL GAS
         Enron Corp, Notes, 6.625%,
         11/15/2005                              $     9,000,000     9,018,585
===============================================================================
0.11     PUBLISHING
         Gannett Co, Notes, 5.850%,
         5/1/2000                                $     3,500,000     3,511,784
===============================================================================

                                                 SHARES OR
                                                 PRINCIPAL
%        DESCRIPTION                                AMOUNT             VALUE

0.29     RETAIL
         May Department Stores, Deb,
          6.875%, 11/1/2005                      $    4,000,000  $   4,131,908
         Wal-Mart Stores, Notes,
          8.625%, 4/1/2001                       $    5,000,000      5,312,714
===============================================================================
                                                                     9,444,622

0.53     TELEPHONE
         Ameritech Capital Funding, Notes
          6.150%, 1/15/2008                      $   15,000,000     15,124,063
         BellSouth Telecommunications, Notes
          6.500%, 6/15/2005                      $    2,000,000      2,071,072
===============================================================================
                                                                    17,195,135

0.13     TOYS
         Mattel Inc, Notes, 6.750%,
          5/15/2000                              $    4,000,000      4,034,867
===============================================================================
            TOTAL CORPORATE BONDS (Cost $319,869,402)              316,842,914
===============================================================================
0.53     FOREIGN GOVERNMENT OBLIGATIONS
         Province of Manitoba, Unsecured Deb,
          5.500%, 10/1/2008 (Cost $17,518,447)   $   17,500,000     16,966,250
===============================================================================
         TOTAL FIXED INCOME SECURITIES
          (Cost $936,344,976)                                      950,101,811
===============================================================================
5.20     SHORT-TERM INVESTMENTS
0.62     US GOVERNMENT OBLIGATIONS
         US Treasury Notes, 6.375%, 7/15/1999
          (Cost $20,008,518)                     $   20,000,000     20,118,759
===============================================================================
0.03     CORPORATE BONDS
0.03     ELECTRIC UTILITES
         Duke Energy, 1st & Ref Mortgage, Notes
          7.500%, 4/1/1999 (Cost $1,000,832)     $    1,000,000      1,001,587
===============================================================================
4.55     REPURCHASE AGREEMENTS
          Repurchase  Agreement with
           State Street dated  2/26/1999
           due 3/1/1999 at 4.720%,
           repurchased  at  $146,290,518
           (Collateralized  by US  Treasury
           Bonds, due 1/15/2007 at 3.375%, value
           $149,173,809) (Cost $146,233,000)     $  146,233,000    146,233,000
===============================================================================
         TOTAL SHORT-TERM INVESTMENTS (Cost $167,242,350)          167,353,346
===============================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $2,626,504,935)
         (Cost for Income Tax Purposes $2,626,518,260)         $ 3,219,168,610
===============================================================================


VALUE EQUITY FUND
98.02    COMMON STOCKS
2.62     AEROSPACE & DEFENSE
         Lockheed Martin                                106,520    $ 4,014,473
         Precision Castparts                             10,000        371,250
         Raytheon Co Class B                            120,000      6,412,500
===============================================================================
                                                                    10,798,223

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

2.12     AIRLINES
         Southwest Airlines                            290,400   $   8,748,300
===============================================================================
1.85     AUTOMOBILES
         Ford Motor                                    128,600       7,627,587
===============================================================================
7.88     BANKS
         Bank One                                      129,600       6,966,000
         BankAmerica Corp                              111,364       7,273,461
         Chase Manhattan                                71,600       5,701,150
         Commerce Bancshares                           105,000       4,278,750
         First Union                                    60,000       3,198,750
         Wachovia Corp                                  60,000       5,103,750
===============================================================================
                                                                    32,521,861

5.56     BUILDING MATERIALS
         Lowe's Cos                                    178,200      10,569,487
         Sherwin-Williams Co                           200,000       4,812,500
         Vulcan Materials                               56,300       7,586,425
===============================================================================
                                                                    22,968,412

0.73     CHEMICALS
         Dow Chemical                                   30,600       3,010,275
===============================================================================
8.61     COMPUTER RELATED
         Compaq Computer                               148,200       5,224,050
         Computer Associates
          International                                113,225       4,755,450
         International Business
          Machines                                      36,000       6,120,000
         Oracle Corp(b)                                174,400       9,744,600
         Sun Microsystems(b)                            99,900       9,721,519
===============================================================================
                                                                    35,565,619

1.48     CONGLOMERATES
         Hanson PLC Sponsored ADR
          Representing 5 Ord Shrs                      150,000       6,093,750
===============================================================================
1.40     DISTRIBUTION
         Supervalu Inc                                 240,000       5,775,000
===============================================================================
3.69     ELECTRIC UTILITIES
         DTE Energy                                    137,000       5,411,500
         GPU Inc                                        45,000       1,794,375
         Southern Co                                   135,000       3,383,438
         TECO Energy                                   215,600       4,662,350
===============================================================================
                                                                    15,251,663

1.76     ELECTRICAL EQUIPMENT
         General Electric                               72,500       7,272,656
===============================================================================
1.49     ELECTRONICS -- SEMICONDUCTOR
         Conexant Systems(b)                            40,000         680,000
         Intel Corp                                     16,000       1,919,000
         Rockwell International                         80,000       3,555,000
===============================================================================
                                                                     6,154,000

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

3.52     FINANCIAL
         Associates First Capital
          Class A                                      67,408    $   2,738,450
         Berkshire Hathaway Class B(b)                    945        2,248,155
         Fannie Mae                                   136,500        9,555,000
===============================================================================
                                                                    14,541,605

12.35    HEALTH CARE DRUGS-- PHARMACEUTICALS
         Abbott Laboratories                           94,000        4,365,125
         Allergan Inc                                  65,000        5,297,500
         American Home Products                       100,000        5,950,000
         Bristol-Myers Squibb                          60,000        7,556,250
         Merck & Co                                   115,600        9,450,300
         Mylan Laboratories                           138,000        3,769,125
         Schering-Plough Corp                         168,000        9,397,500
         Warner-Lambert Co                             75,600        5,221,125
===============================================================================
                                                                    51,006,925

1.50     HEALTH CARE RELATED
         Biomet Inc                                   168,900        6,196,519
===============================================================================
0.17     HOUSEHOLD FURNITURE & APPLIANCES
         Whirlpool Corp                                16,300          709,050
===============================================================================
9.33     INSURANCE
         American General                             100,000        7,325,000
         American International Group                  44,225        5,038,886
         Jefferson-Pilot Corp                          86,362        5,856,423
         Loews Corp                                    50,000        3,909,375
         MGIC Investment                              110,000        3,746,875
         Old Republic International                   109,400        2,058,087
         SAFECO Corp                                  110,000        4,420,625
         Torchmark Corp                               185,000        6,151,250
===============================================================================
                                                                    38,506,521

1.54     INSURANCE BROKERS
         Marsh & McLennan                              90,000        6,373,125
===============================================================================
0.74     IRON & STEEL
         Nucor Corp                                    68,200        3,039,163
===============================================================================
0.99     MACHINERY
         Dover Corp                                   120,600        4,100,400
===============================================================================
3.45     MANUFACTURING
         Federal Signal                               178,500        4,183,594
         Illinois Tool Works                           30,000        2,062,500
         Textron Inc                                   54,100        4,219,800
         York International                           103,700        3,759,125
===============================================================================
                                                                    14,225,019

0.67     METALS MINING
         Phelps Dodge                                  57,200        2,774,200
===============================================================================

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

2.63     OFFICE EQUIPMENT & SUPPLIES
         Pitney Bowes                                  69,100    $   4,366,256
         Xerox Corp                                   117,400        6,479,013
===============================================================================
                                                                    10,845,269

5.17     OIL & GAS RELATED
         Exxon Corp                                    70,550        4,695,984
         Norsk Hydro A/SA Sponsored
          ADR Representing Ord Shrs                    90,000        3,054,375
         Repsol SA Sponsored ADR
          Representing Ord Shrs                       105,400        5,533,500
         Royal Dutch Petroleum
          New York Registry 1.25 Gldr Shrs             88,304        3,874,338
         Yacimientos Petroliferos
          Fiscades SA Sponsored ADR
          Representing Class D Shrs                   144,700        4,196,300
===============================================================================
                                                                    21,354,497

0.95     PAPER & FOREST PRODUCTS
         Kimberly-Clark Corp                           82,700        3,907,575
===============================================================================
0.51     POLLUTION CONTROL
         Browning-Ferris Industries                    67,100        2,113,650
===============================================================================
1.39     PUBLISHING
         American Greetings Class A                   108,900        2,579,569
         Gannett Co                                    50,000        3,175,000
===============================================================================
                                                                     5,754,569

2.34     RETAIL
         Rite Aid                                     234,000        9,681,750
===============================================================================
3.69     SERVICES
         Dun & Bradstreet                             230,000        7,877,500
         Electronic Data Systems                      116,600        5,421,900
         GATX Corp                                     55,800        1,928,587
===============================================================================
                                                                    15,227,987

1.31     SPECIALTY PRINTING
         Deluxe Corp                                  160,000        5,420,000
===============================================================================
3.13     TELEPHONE
         Ameritech Corp                                75,000        4,903,125
         Bell Atlantic                                 93,100        5,347,431
         US WEST                                       50,000        2,665,625
===============================================================================
                                                                    12,916,181

1.40     TEXTILE -- APPAREL MANUFACTURING
         VF Corp                                      120,000        5,775,000
===============================================================================
1.03     TOBACCO
         Philip Morris                                108,200        4,233,325
===============================================================================
1.02     TOYS
         Mattel Inc                                   160,400        4,230,550
===============================================================================
         TOTAL COMMON STOCKS
          (Cost $264,032,476)                                      404,720,226
===============================================================================

                                                    SHARES OR
                                                    PRINCIPAL
%        DESCRIPTION                                   AMOUNT          VALUE

1.98     SHORT-TERM INVESTMENTS --
          REPURCHASE AGREEMENTS
          Repurchase Agreement with
          State Street dated 2/26/1999
          due 3/1/1999   at  4.720%,
          repurchased   at   $8,181,217
          (Collateralized by US Treasury
          Notes, due 1/15/2007 at 3.375%, value
          $8,346,194) (Cost $8,178,000)          $    8,178,000  $   8,178,000
===============================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
          (Cost $272,210,476)
          (Cost for Income Tax Purposes $272,221,246)            $ 412,898,226
===============================================================================

(a)   Also represents cost for income tax purposes.
(b)   Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Value Trust     Funds, Inc.
February 28, 1999
UNAUDITED

                                         Intermediate             Total
                                           Government            Return
                                            Bond Fund              Fund
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                               $34,758,869         $ 2,626,504,935
===============================================================================
  At Value(a)                              $34,910,494         $ 3,219,168,610
Cash                                                 0                 346,707
Receivables:
  Investment Securities Sold                         0                 345,873
  Fund Shares Sold                             192,165               7,783,625
  Dividends and Interest                       321,881              12,267,765
Prepaid Expenses and Other Assets              114,198                 351,340
===============================================================================
TOTAL ASSETS                                35,538,738           3,240,263,920
===============================================================================
LIABILITIES
Payables:
  Custodian                                     12,947                       0
  Distributions to Shareholders                  6,118                 179,730
  Fund Shares Repurchased                       46,308               2,769,547
Accrued Distribution Expenses                    6,660                 228,491
Accrued Expenses and Other Payables              8,350                 160,270
===============================================================================
TOTAL LIABILITIES                               80,383               3,338,038
===============================================================================
NET ASSETS AT VALUE                        $35,458,355         $ 3,236,925,882
===============================================================================
NET ASSETS
Paid-in Capital                            $35,349,291         $ 2,633,463,435
Accumulated Undistributed (Distributions
 in Excess of) Net Investment Income               327                (20,492)
Accumulated Undistributed Net Realized
 Gain (Loss) on Investment Securities
 and Foreign Currency Transactions             (42,888)             10,819,264
Net Appreciation of Investment
 Securities and Foreign Currency
 Transactions                                  151,625             592,663,675
===============================================================================
NET ASSETS AT VALUE                        $35,458,355         $ 3,236,925,882
===============================================================================

Shares Outstanding(b)                        2,820,230             105,642,128
Net Asset Value, Offering and Redemption
  Price per Share                          $     12.57         $         30.64
===============================================================================

(a)Investment securities at cost and value at February 28, 1999 include repurchase agreements of $2,656,000 and $146,233,000 for Intermediate Government Bond and Total Return Funds, respectively.
(b)The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At February 28, 1999, there was an unlimited number of authorized Fund shares.


See Notes to Financial Statements

INVESCO Value Trust Funds, Inc.
FEBRUARY 28, 1999

UNAUDITED
                                                                  Value
                                                                 Equity
                                                                   Fund
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $272,210,476
===============================================================================
  At Value(a)                                                  $412,898,226
Cash                                                                 26,395
Receivables:
  Fund Shares Sold                                                  551,178
  Dividends and Interest                                            686,757
Prepaid Expenses and Other Assets                                   276,269
===============================================================================
TOTAL ASSETS                                                    414,438,825
===============================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                                       2,902
  Fund Shares Repurchased                                           338,789
Accrued Distribution Expenses                                        80,709
Accrued Expenses and Other Payables                                  33,112
===============================================================================
TOTAL LIABILITIES                                                   455,512
===============================================================================
NET ASSETS AT VALUE                                            $413,983,313
===============================================================================

NET ASSETS
Paid-in Capital                                                $282,933,649
Accumulated Undistributed (Distributions
 in excess of) Net Investment Income                                 (1,266)
Accumulated Undistributed Net Realized
 Loss on Investment Securities and
 Foreign Currency Transactions                                   (9,636,820)
Net Appreciation of Investment Securities                       140,687,750
===============================================================================
NET ASSETS AT VALUE                                            $413,983,313
===============================================================================
Shares Outstanding(b)                                            14,378,199
Net Asset Value, Offering and Redemption
  Price per Share                                              $      28.79
===============================================================================

(a)Investment securities at cost and value at February 28, 1999 include a repurchase agreement of $8,178,000.

(b)The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At February 28, 1999, there was an unlimited number of authorized Fund shares.

See Notes to Financial Statements

 STATEMENT OF OPERATIONS
INVESCO Value Trust Funds, Inc.
SIX MONTHS ENDED FEBRUARY 28, 1999

UNAUDITED

                                         Intermediate              Total
                                           Government             Return
                                            Bond Fund               Fund
INVESTMENT INCOME
INCOME
Dividends                                  $        0          $ 19,933,490
Interest                                      985,389            29,159,075
  Foreign Taxes Withheld                            0              (246,300)
===============================================================================
  TOTAL INCOME                                985,389            48,846,265
===============================================================================
EXPENSES
Investment Advisory Fees                      106,651             8,364,170
Distribution Expenses                          43,866               952,947
Transfer Agent Fees                            67,505             2,460,956
Administrative Fees                             7,666               226,172
Custodian Fees and Expenses                     5,054               167,194
Professional Fees and Expenses                  7,324                53,712
Registration Fees and Expenses                 12,804               133,106
Reports to Shareholders                         9,049                68,458
Trustees' Fees and Expenses                     5,143                74,363
Other Expenses                                  2,179                65,999
===============================================================================
  TOTAL EXPENSES                              267,241            12,567,077
Fees and Expenses Absorbed by
 Investment Adviser                           (86,363)             (241,349)
Fees and Expenses Paid Indirectly              (2,902)             (204,708)
===============================================================================
     NET EXPENSES                             177,976            12,121,020
===============================================================================
NET INVESTMENT INCOME                         807,413            36,725,245
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain on:
  Investment Securities                       346,070            19,125,915
  Foreign Currency Transactions                     0                19,608
===============================================================================
          Total Net Realized Gain             346,070            19,145,523
===============================================================================
Change in Net Appreciation of
 Investment Securities                       (674,637)          274,883,090
===============================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES
 AND FOREIGN CURRENCY TRANSACTIONS           (328,567)          294,028,613
===============================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS $  478,846         $ 330,753,858
===============================================================================

See Notes to Financial Statements

INVESCO Value Trust Funds, Inc.
SIX MONTHS ENDED FEBRUARY 28, 1999

UNAUDITED
                                                                   Value
                                                                  Equity
                                                                    Fund
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $   3,390,036
Interest                                                            438,738
  Foreign Taxes Withheld                                            (29,348)
===============================================================================
  TOTAL INCOME                                                    3,799,426
===============================================================================
EXPENSES
Investment Advisory Fees                                          1,510,071
Distribution Expenses                                               503,357
Transfer Agent Fees                                                 568,482
Administrative Fees                                                  35,202
Custodian Fees and Expenses                                          28,410
Professional Fees and Expenses                                       14,678
Registration Fees and Expenses                                       27,800
Reports to Shareholders                                              48,809
Trustees' Fees and Expenses                                          14,955
Other Expenses                                                        9,450
===============================================================================
  TOTAL EXPENSES                                                  2,761,214
  Fees and Expenses Absorbed by Investment Adviser                 (225,987)
  Fees and Expenses Paid Indirectly                                 (14,535)
===============================================================================
     NET EXPENSES                                                 2,520,692
===============================================================================
NET INVESTMENT INCOME                                             1,278,734
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities
  and Foreign Currency Transactions                              (9,601,816)
===============================================================================
Change in Net Appreciation of Investment Securities              84,030,748
===============================================================================
NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
 CURRENCY TRANSACTIONS                                           74,428,932
===============================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $75,707,666
===============================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

INVESCO Value Trust Funds, Inc.

                                                      INTERMEDIATE GOVERNMENT
                                                             BOND FUND

                                              Six Months               Year
                                                   Ended              Ended
                                             February 28          August 31
-------------------------------------------------------------------------------
                                                    1999               1998

                                               UNAUDITED
OPERATIONS
Net Investment Income                      $     807,413     $    1,931,801
Net Realized Gain on Investment
 Securities                                      346,070            440,515
Change in Net Appreciation of Investment
 Securities                                     (674,637)            519,048
===============================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS       478,846           2,891,364
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                           (807,413)         (1,931,801)
Net Realized Gain on Investment Securities      (250,010)                  0
===============================================================================
TOTAL DISTRIBUTIONS                           (1,057,423)         (1,931,801)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                 40,719,232          33,923,198
Reinvestment of Distributions                    982,824           1,744,866
===============================================================================
                                              41,702,056          35,668,064
Amounts Paid for Repurchases of Shares       (42,945,699)        (43,787,720)
===============================================================================
NET DECREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                           (1,243,643)         (8,119,656)
===============================================================================
TOTAL DECREASE IN NET ASSETS                  (1,822,220)         (7,160,093)
NET ASSETS
Beginning of Period                           37,280,575          44,440,668
===============================================================================
End of Period (Including Accumulated
 Undistributed Net Investment Income
 of $327 and $327, respectively)           $  35,458,355     $    37,280,575
===============================================================================

               -------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                    3,161,447           2,691,029
Shares Issued from Reinvestment of
 Distributions                                    76,635             139,204
===============================================================================
                                               3,238,082           2,830,233
Shares Repurchased                            (3,340,279)         (3,480,710)
===============================================================================
NET DECREASE IN FUND SHARES                     (102,197)           (650,477)
===============================================================================

See Notes to Financial Statements

INVESCO Value Trust Funds, Inc.
                                                     TOTAL RETURN FUND

                                              Six Months               Year
                                                   Ended              Ended
                                             February 28          August 31
-------------------------------------------------------------------------------
                                                    1999               1998

                                               UNAUDITED
OPERATIONS
Net Investment Income                      $  36,725,245    $    67,397,908
Net Realized Gain on Investment
 Securities and Foreign Currency
 Transactions                                 19,145,523         86,022,682
Change in Net Appreciation of
 Investment Securities and
 Foreign Currency Transactions               274,883,090        (79,067,445)
===============================================================================
NET INCREASE IN NET ASSETS FROM
 OPERATIONS                                  330,753,858         74,353,145
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                        (36,878,137)       (67,353,840)
Net Currency Transactions Realized
 Gain on Investment Securities
 and Foreign Currency Transactions           (77,268,060)       (34,772,560)
===============================================================================
TOTAL DISTRIBUTIONS                         (114,146,197)      (102,126,400)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                800,901,184      1,412,738,595
Reinvestment of Distributions                113,143,852        100,609,294
===============================================================================
                                             914,045,036      1,513,347,889
Amounts Paid for Repurchases of Shares      (454,742,821)      (770,152,733)
===============================================================================
NET INCREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                          459,302,215        743,195,156
===============================================================================
TOTAL INCREASE IN NET ASSETS                 675,909,876        715,421,901
NET ASSETS
Beginning of Period                        2,561,016,006      1,845,594,105
===============================================================================
End of Period (Including Accumulated
 Undistributed (Distributions in
 Excess of) Net Investment Income of
 ($20,492) and $132,400, respectively)   $ 3,236,925,882    $ 2,561,016,006
===============================================================================

             ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   25,858,880         46,622,819
Shares Issued from Reinvestment of
 Distributions                                 3,656,082          3,448,941
===============================================================================
                                              29,514,962         50,071,760
Shares Repurchased                           (14,821,909)       (25,589,174)
===============================================================================
NET INCREASE IN FUND SHARES                   14,693,053         24,482,586
===============================================================================

See Notes to Financial Statements

INVESCO Value Trust Funds, Inc.
                                                      VALUE EQUITY FUND
                                              Six Months               Year
                                                   Ended              Ended
                                             February 28          August 31
-------------------------------------------------------------------------------
                                                    1999               1998

                                               UNAUDITED
OPERATIONS
Net Investment Income                      $   1,278,734      $   3,528,628
Net Realized Gain (Loss) on Investment
 Securities and Foreign
 Currency Transactions                        (9,601,816)        39,716,148
Change in Net Appreciation of
 Investment Securities                        84,030,748        (45,560,535)
===============================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                              75,707,666         (2,315,759)
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                         (1,269,164)        (3,546,111)
In Excess of Net Investment Income                     0            (11,054)
Net Realized Gain on Investment
 Securities and Foreign
 Currency Transactions                       (31,634,749)       (26,588,368)
===============================================================================
TOTAL DISTRIBUTIONS                          (32,903,913)       (30,145,533)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                149,441,850        451,339,743
Reinvestment of Distributions                 32,679,027         28,948,214
===============================================================================
                                             182,120,877        480,287,957
Amounts Paid for Repurchases of Shares      (160,925,181)      (467,608,421)
===============================================================================
NET INCREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                           21,195,696         12,679,536
===============================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS       63,999,449        (19,781,756)
NET ASSETS
Beginning of Period                          349,983,864        369,765,620
===============================================================================
End of Period (Including Accumulated
 Undistributed (Distributions in
 Excess of) Net Investment Income of
 ($1,266) and ($10,836), respectively     $  413,983,313     $  349,983,864
===============================================================================

             -------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   5,163,895          15,256,421
Shares Issued from Reinvestment
 of Distributions                             1,150,958           1,058,632
===============================================================================
                                              6,314,853          16,315,053
Shares Repurchased                           (5,564,273)        (15,751,418)
===============================================================================
NET INCREASE IN FUND SHARES                     750,580             563,635
===============================================================================

See Notes to Financial Statements

INVESCO  Notes to financial statements -- INVESCO Value Trust Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Value Trust Funds, Inc. (the "Trust") is organized under the laws of the Commonwealth of Massachusetts and presently consists of three separate Funds: Intermediate Government Bond Fund, Total Return Fund and Value Equity Fund. The investment objective of each Fund is to achieve a high total return on investments through capital appreciation and current income. The Trust is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trust's trustees.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Trust's trustees. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Trust's trustees.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Trust are fully collateralized by U.S. Government securities and such collateral is in the possession of the Trust's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Trust may have elements of risk due to investments in foreign issuers located in a specific country. Such investments may subject the Trust to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Trust's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Trust does not hold short-term forward foreign currency contracts for trading purposes. The Trust may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1998, Intermediate Government Bond Fund had $27,745, $16,031 and $8,387 in net capital loss carryovers which expire in the years 2003, 2004 and 2005, respectively.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- For Total Return and Value Equity Funds, dividends and distributions to shareholders are recorded on the ex dividend/distribution date. All of Intermediate Government Bond Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Trust distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Trust enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreeement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Trust's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Distribution Fees and Transfer Agent Fees may be reduced by credits earned by each Fund from security brokerage transactions under certain broker/service agreements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

For the six months ended February 28, 1999, Fees and Expenses Paid Indirectly consisted of the following:

                             CUSTODIAN FEES       DISTRIBUTION       TRANSFER
FUND                           AND EXPENSES               FEES     AGENT FEES
-------------------------------------------------------------------------------
Intermediate Government Bond
 Fund                            $     2,902         $       0      $       0
Total Return Fund                     89,643            58,452         56,613
Value Equity Fund                     14,535                 0              0

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Trust's investment adviser. As compensation for its services to the Trust, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:


                                           AVERAGE NET ASSETS
-------------------------------------------------------------------------------
                                                   $500
                                      $0 to     Million      Over     $1 Billion   $2 Billion   $4 Billion   $5 Billion        Over
                                       $500       to $1        $1          to $2        to $4        to $5        to $6          $6
                                    Million     Billion    Billion       Billion      Billion      Billion      Billion     Billion
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund     0.60%       0.50%      0.40%            --           --           --           --          --
Total Return Fund                     0.75%       0.65%         --         0.50%     0.45%(a)      0.40%(a)    0.375%(a)    0.35%(a)
Value Equity Fund                     0.75%       0.65%      0.50%            --           --            --          --          --

(a)   Effective May 1, 1996, IFG voluntarily agreed to waive the portion of its fee which exceeds 0.50% of average net assets in excess of $2 Billion for Total Return Fund.  Such wavier may be discontinued in the future.


In accordance with a Sub-Advisory Agreement between IFG and INVESCO Capital Management,Inc. ("ICM"), an affiliate of IFG, investment decisions of the Trust are made by ICM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended February 28, 1999, Intermediate Government Bond, Total Return and Value Equity Funds paid the Distributor $42,020, $720,929 and $502,069, respectively, under the plan of distribution.

IFG receives a transfer agent fee at an annual rate of $20.00 for Total Return and Value Equity Funds and $26.00 for Intermediate Government Bond Fund per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Intermediate Government Bond and Value Equity Funds.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                           PURCHASES            SALES
-------------------------------------------------------------------------------
Total Return Fund                        $   414,164,433    $  34,960,473
Value Equity Fund                             58,790,805       71,565,380

For the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

FUND                                           PURCHASES            SALES
-------------------------------------------------------------------------------
Intermediate Government Bond Fund        $    14,215,469    $  14,097,453
Total Return Fund                             55,311,093       93,101,008

NOTE 4 -- APPRECIATION AND DEPRECIATION. At February 28, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                        GROSS           GROSS             NET
FUND                             APPRECIATION    DEPRECIATION    APPRECIATION
Intermediate Government
 Bond Fund                     $      336,092   $     184,467    $    151,625
Total Return Fund                 698,281,447     105,631,097     592,650,350
Value Equity Fund                 153,201,582      12,524,602     140,676,980

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of IFG, IDI or ICM.

The Trust has adopted an unfunded defined benefit deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended February 28, 1999, included in Trustees' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                       PENSION         ACCRUED      PENSION
FUND                                  EXPENSES   PENSION COSTS    LIABILITY
-------------------------------------------------------------------------------
Intermediate Government
 Bond Fund                         $       554    $      1,943    $   4,973
Total Return Fund                       30,307          65,424      150,270
Value Equity Fund                        5,118          11,070       29,123

The independent trustees have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as trustees of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

NOTE 6 -- LINE OF CREDIT. The Trust has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 28, 1999, there were no such borrowings.

FINANCIAL HIGHLIGHTS

Intermediate Government Bond Fund
(For a Fund Share Outstanding Throughout Each Period)

                        SIX MONTHS
                             ENDED
                       FEBRUARY 28            YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------
                            1999     1998     1997     1996     1995     1994

                         UNAUDITED

PER SHARE DATA

Net Asset Value --
 Beginning of Period      $ 12.76   $12.44   $12.30   $12.64   $12.16   $13.25
===============================================================================
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income        0.29     0.64     0.66     0.73     0.73     0.70
Net Gains or (Losses)
 on Securities (Both
 Realized and Unrealized)   (0.10)    0.32     0.14    (0.34)    0.48    (0.75)
===============================================================================
TOTAL FROM INVESTMENT
 OPERATIONS                  0.19     0.96     0.80     0.39     1.21    (0.05)
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income(a)        0.29     0.64     0.66     0.73     0.73     0.70
Distributions from
 Capital Gains               0.09     0.00     0.00     0.00     0.00     0.34
===============================================================================
TOTAL DISTRIBUTIONS          0.38     0.64     0.66     0.73     0.73     1.04
===============================================================================
Net Asset Value--
 End of Period            $ 12.57   $12.76   $12.44   $12.30   $12.64   $12.16
===============================================================================

TOTAL RETURN              1.47%(b)   7.92%    6.64%    3.12%   10.36%   (0.37%)

RATIOS
Net Assets --
 End of Period
 ($000 Omitted)           $35,458  $37,281  $44,441  $39,949  $37,339  $31,861
Ratio of Expenses to
 Average Net
 Assets(c)            0.50%(b)(d)  1.01%(d)  1.02%(d) 1.15%(d)   1.20%   1.07%
Ratio of Net
 Investment Income
 to Average Net
 Assets(c)               2.25%(b)    5.11%     5.32%     5.81%   6.04%   5.58%
Portfolio Turnover
 Rate                     42% (b)      57%       37%       63%     92%     49%

(a)Distributions in excess of net investment income for the year ended August 31, 1994, aggregated less than $0.01 on a per share basis.

(b)Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

(c)Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1999 and the years ended August 31, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.74% (not annualized), 1.48%, 1.37% and 1.24%, respectively, and ratio of net investment income to average net assets would have been 2.01% (not annualized), 4.64%, 4.97% and 5.72%, respectively.

(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

Total Return Fund
(For a Fund Share Outstanding Throughout Each Period)


                        SIX MONTHS
                             ENDED
                       FEBRUARY 28             YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------------------------
                            1999          1998         1997         1996         1995         1994

                        UNAUDITED
PER SHARE DATA
Net Asset Value --
 Beginning of Period    $  28.16        $27.77       $22.60       $20.95        $18.54       $18.27
===================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income       0.37          0.83         0.77         0.73          0.72         0.69
Net Gains  on
 Securities (Both
 Realized and Unrealized)   3.30          0.87         5.26         1.78          2.46         0.60
===================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                3.67          1.70         6.03         2.51          3.18         1.29
===================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income          0.37          0.83         0.77         0.73          0.72         0.60
In Excess of Net
 Investment Income(a)       0.00          0.00         0.00         0.00          0.00         0.09
Distributions from
 Capital Gains              0.82          0.48         0.09         0.13          0.05         0.17
In Excess of Capital
 Gains                      0.00          0.00         0.00         0.00          0.00         0.16
===================================================================================================
Total Distributions         1.19          1.31         0.86         0.86          0.77         1.02
===================================================================================================
Net Asset Value--
 End of Period            $30.64        $28.16       $27.77       $22.60        $20.95       $18.54
===================================================================================================

TOTAL RETURN            13.05%(b)        6.02%       27.01%       12.06%         17.54%       7.22%

RATIOS
Net Assets -- End
 of Period
($000 Omitted)         $3,236,926    $2,561,016   $1,845,594    $1,032,151     $563,468    $292,765
Ratio of Expenses
 to Average Net
 Assets(c)            0.41%(b)(d)      0.79%(d)     0.86%(d)      0.89%(d)        0.95%       0.96%
Ratio of Net
 Investment
Income to Average
 Net Assets(c)           1.24%(b)        2.82%        3.11%         3.44%         3.97%       3.31%
Portfolio Turnover
 Rate                     5%  (b)          17%           4%           10%           30%         12%

(a)Distributions  in excess of net  investment  income for the year ended August
   31, 1995, aggregated less than $0.01 on a per share basis.
(b)Based  on  operations  for  the  period  shown,  and  accordingly,   are  not
   representative of a full year.
(c)Various  expenses  of the Fund were  voluntarily  absorbed by IFG for the six months ended  February  28, 1999 and the year ended August 31, 1998.  If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 0.42% (not  annualized) and 0.80%,  respectively,  and ratio of net  investment  income to average net assets  would have been 1.23%
   (not annualized) and 2.81%, repectively.

(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.


FINANCIAL HIGHLIGHTS

Value Equity Fund
(For a Fund Share Outstanding Throughout Each Period)


                              SIX MONTHS
                                   ENDED
                             FEBRUARY 28                     YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------
                                    1999        1998        1997        1996        1995        1994
 UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning
 of Period                       $ 25.68      $28.30      $22.24      $19.53       $18.12     $17.79
====================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income               0.09        0.26        0.35        0.35         0.39       0.36
Net Gains or (Losses) on
 Securities (Both
 Realized and Unrealized)           5.43       (0.43)       6.62        3.09         2.58       1.20
====================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                        5.52       (0.17)       6.97        3.44         2.97       1.56
====================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income                  0.09        0.26        0.35        0.35         0.39       0.31
In Excess of Net
 Investment Income(a)               0.00        0.00        0.00        0.00         0.00       0.04
Distributions from
 Capital Gains                      2.32        2.19        0.56        0.38         1.17       0.88
====================================================================================================
Total Distributions                 2.41        2.45        0.91        0.73         1.56       1.23
====================================================================================================
Net Asset Value-- End of
  Period                       $   28.79      $25.68      $28.30      $22.24       $19.53     $18.12
====================================================================================================

TOTAL RETURN                    21.64%(b)     (1.06%)      32.04%      17.77%       17.84%     9.09%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                $413,983     $349,984    $369,766    $200,046    $153,171   $111,850
Ratio of Expenses to Average
   Net Assets(c)              0.62%(b)(d)     1.15%(d)    1.04%(d)    1.01%(d)      0.97%      1.01%
Ratio of Net Investment
  Income to Average
  Net Assets(c)                  0.32%(b)     0.86%       1.35%       1.64%         2.17%      1.80%
Portfolio Turnover Rate           15% (b)       48%         37%         27%           34%        53%

(a)Distributions  in excess of net  investment  income for the year ended August
   31, 1998, aggregated less than $0.01 on a per share basis.
(b)Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.
(c)Various  expenses  of the Fund were  voluntarily  absorbed by IFG for the six months ended  February  28, 1999 and the year ended August 31, 1998.  If such expenses had not be  voluntarily  absorbed,  ratio of expenses to average net assets would have been 0.68% (not  annualized) and 1.19%,  respectively,  and ratio of net  investment  income to average net assets  would have been 0.26%
   (not annualized) and 0.82%, respectively.

(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.


                            INVESCO FAMILY OF FUNDS


                                                                 Newspaper
Fund Name                     Fund Code        Ticker Symbol   Abbreviation
------------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip            09             IIBCX           ItlBlChp
International Growth               49             FSIGX           IntlGr
Emerging Markets                   43                 *           *
Asian Growth                       41             IVAGX           AsianGr
Pacific Basin                      54             FPBSX           PcBas
European                           56             FEURX           Europ
European Small Company             37             IVECX           EuroSmCo
Latin American Growth              34             IVSLX           LatinAmGr
------------------------------------------------------------------------------
SECTOR
Energy                             50             FSTEX           Enrgy
Environmental Services             59             FSEVX           Envirn
Financial Services                 57             FSFSX           FinSvc
Gold                               51             FGLDX           Gold
Health Sciences                    52             FHLSX           HlthSc
Leisure                            53             FLISX           Leisur
Realty                             42             IVSRX           Realty
Technology                         55             FTCHX           Tech
Utilities                          58             FSTUX           Util
Worldwide Capital Goods            38             ISWGX           WldCap
Worldwide Communications           39             ISWCX           WldCom
------------------------------------------------------------------------------
STOCK
Growth & Income                    21             IVGIX           GRI
Growth                             10             FLRFX           Grwth
Dynamics                           20             FIDYX           Dynm
Small Company Growth               60             FIEGX           SmCoGth
Value Equity                       46             FSEQX           ValEq
Small Company Value                74             IDSCX           SmCoVal
S&P 500 Index Fund Class II        23             ISPIX           SP500II
------------------------------------------------------------------------------
COMBINATION STOCK & BOND
Industrial Income                  15             FIIIX           IndInc
Multi-Asset Allocation             70             IMAAX           MulAstAl
Total Return                       48             FSFLX           TotRtn
Balanced                           71             IMABX           Bal
------------------------------------------------------------------------------
BOND
Short-Term Bond                    33             INIBX           ShTrBd
Intermediate Government Bond       47             FIGBX           IntGov
U.S. Government Securities         32             FBDGX           USGvt
Select Income                      30             FBDSX           SelInc
High Yield                         31             FHYPX           HiYld
------------------------------------------------------------------------------
TAX-EXEMPT
Tax-Free Intermediate Bond         36             IVTIX           *
Tax-Free Long-Term Bond            35             FTIFX           TxFre
------------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money Fund         44             FUGXX           InvGvtMF
Cash Reserves                      25             FDSXX           InvCshR
Tax-Free Money Fund                40             FFRXX           InvTaxFree

* Not yet available

For more complete information, including management fees, expenses, and risks, call or write for a free prospectus. Read it carefully before you invest or send money.

INVESCO

YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)

We're easy to stay in touch with:
Investor Services:  1-800-525-8085
PAL(R), your Personal Account Line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc.(SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus